SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share capital, amount authorized | ₪				₪ 20,000,000
Common Stock, Shares Authorized | shares				200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share | ₪ / shares				₪ 0.1		₪ 0.1
Intrinsic value of options outstanding | $			$ 4,578		$ 10		$ 3,481
Intrinsic value of options exercisable | $			4,226		10		3,392
Intrinsic value of options vested and expected to vest | $			4,568		$ 10		$ 3,479
Intrinsic value of options exercised | $	$ 93	$ 4,113	$ 1,437
Stock options vested during period | shares	15,000
Weighted average remaining contractual life of options outstanding	1 year 4 months 2 days
Weighted-average remaining contractual life of exercisable options	1 year 4 months 2 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period	1 year 11 months 15 days
Shares available for future issuance | shares				193,679	193,679
Vesting period for plan	4 years
Options, expiration period	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested stock options | $					$ 12,648,859
Unrecognized compensation cost, recognition period	1 year 11 months 15 days
Granted | shares	1,473,400	1,149,500
Restricted Stock Units (RSUs) [Member] | 2006 option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan	4 years
Restricted Stock Units (RSUs) [Member] | 2016 option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted | shares	1,473,400	1,149,500